Major Customers	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Major Customers
Major Customers
Note 11:                        Major Customers

On August 20, 2009, the Company entered into the Ethanol Agreement for marketing, selling, and distributing all of the ethanol and distillers grains with solubles produced by the Company.  The Company has expensed $763,087 and $1,349,325 in marketing fees under this agreement for the three and nine months ended June 30, 2010, respectively.  During the three and nine months ended June 30, 2011, the Company expensed $1,071,009 and $2,420,334, respectively, for marketing fees. Revenues with this customer were $92,829,446 and $233,021,595, respectively, for the three and nine months ended June 30, 2011.   Revenues with this customer were $48,769,873 and $151,495,495, respectively, for the three and nine months ended June 30, 2010.  Trade accounts receivable due from this customer were $18,420,984 and $23,392,670 at June 30, 2011 and September 30, 2010, respectively.

Note 10:                        Major Customers

The Company had an agreement with an unrelated entity and major customer for marketing, selling, and distributing all of the ethanol produced by the Company.   This agreement was terminated effective August 19, 2009.  The Company expensed $108,181 in marketing fees for the year ended September 30, 2009.  Revenues with this customer were $65,877,348 for the year ended September 30, 2009.  There were no trade accounts receivable due from this customer at September 30, 2009.

The Company had an agreement with a related entity and major customer for marketing, selling, and distributing all of the ethanol, and distillers grains with solubles produced by the Company.   The marketing agreement had an effective date of August 20, 2009.  The Company has expensed $773,060 and $76,411 in marketing fees for the years ended September 30, 2010 and 2009.  Revenues with this customer were $207,833,200 and $34,269,334 for the years ended September 30, 2010 and 2009 respectively.  Trade accounts receivable due from this customer were $23,392,670 and $12,396,172 at September 30, 2010 and 2009.